                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: ______
       This Amendment (Check only one.): [ ]  is a restatement.
                                         [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
Address: 111 Huntington Avenue
         Boston, MA 02199

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Domenic J. Ferrante
Title: Managing Director
Phone: (617) 516-2000

Signature, Place, and Date of Signing:

 /s/ Domenic J. Ferrante          Boston, MA                 11/14/06
 ------------------------  ------------------------  ------------------------

* Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Domenic J. Ferrante is the Managing Director of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: $3,399,897.01
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No. Form 13F File Number Name
         --- -------------------- -------------------------------------

         1   28-06946             Brookside Capital Partners Fund, L.P.

         2   28-06924             Brookside Capital Investors, L.P.

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                     Brookside Capital Partners Fund, L.P.
                   Form 13F Information Table as of 09/30/06

                                                           Market
                                                         Value Long    PRN     Invesment   Other   Voting Authority
Description                     Title of Class   Cusip     x1000      Amount   Discretion Managers       Sole
-----------                     -------------- --------- ---------- ---------- ---------- -------- ----------------
3COM CORP...................... COM            885535104  46,268.45 10,491,713    SOLE                    X
ABRAXIS BIOSCIENCE INC......... COM            00383E106  41,370.14  1,489,206    SOLE                    X
ACE LTD........................ ORD            G0070K103   8,209.50    150,000    SOLE                    X
ADAMS RESPIRATORY THERAPEUTI... COM            00635P107  73,476.38  2,008,100    SOLE                    X
ADVANCE AUTO PARTS INC......... COM             00751Y06  26,325.65    799,200    SOLE                    X
ALEXION PHARMACEUTICALS INC.... COM            015351109  58,757.84  1,729,189    SOLE                    X
AMDOCS LTD..................... ORD            G02602103 168,626.66  4,258,249    SOLE                    X
AMERICAN INTERNATIONAL GROUP... COM            026874107  33,130.00    500,000    SOLE                    X
AVON PRODS INC................. COM            054303102  27,594.00    900,000    SOLE                    X
BANKRATE INC................... COM            06646V108   3,241.09    122,029    SOLE                    X
BURGER KING HLDGS.............. COM            121208201  26,416.00  1,655,138    SOLE                    X
BURLINGTON NORTHN SANTA FE C... COM            12189T104  89,156.16  1,214,000    SOLE                    X
CARMAX INC..................... COM            143130102  62,565.00  1,500,000    SOLE                    X
CELANESE CORP DEL.............. COM SER A      150870103  70,037.33  3,912,700    SOLE                    X
CENTENE CORP DEL............... COM            15135B101   7,398.00    450,000    SOLE                    X
CHENIERE ENERGY INC............ COM NEW        16411R208  43,061.67  1,449,400    SOLE                    X
CISCO SYS INC.................. COM            17275R102 128,481.18  5,591,000    SOLE                    X
COMMVAULT SYSTEMS INC.......... COM            204166102     900.00     50,000    SOLE                    X
CONOR MEDSYSTEMS INC........... COM            208264101  19,999.15    848,500    SOLE                    X
CTRIP COM INTL LTD............. ADR            22943F100  11,508.46    256,028    SOLE                    X
CUMULUS MEDIA INC.............. CL A           231082108   1,419.03    148,434    SOLE                    X
CYPRESS SEMICONDUCTOR CORP..... COM            232806109  58,129.22  3,271,200    SOLE                    X
D R HORTON INC................. COM            23331A109   9,862.61    411,800    SOLE                    X
DAVITA INC..................... COM            23918K108  58,448.70  1,010,000    SOLE                    X
DOMINOS PIZZA INC.............. COM            25754A201  38,075.48  1,484,424    SOLE                    X
DURECT CORP.................... COM            266605104  14,302.33  3,488,372    SOLE                    X
ELOYALTY CORP.................. COM NEW        290151307   5,843.10    322,645    SOLE                    X
EMC CORP MASS.................. COM            268648102 102,645.24  8,568,050    SOLE                    X
ENERGY TRANSFER EQUITY LP...... COM UT LTD PTN 29273V100  44,170.90  1,509,600    SOLE                    X
ESSEX CORP..................... COM            296744105  31,135.56  1,789,400    SOLE                    X
SCRIPPS E W CO OHIO............ CL A           811054204  72,225.72  1,506,900    SOLE                    X
EXPEDIA INC DEL................ COM            30212P105      19.08      1,217    SOLE                    X
FEDERATED DEPT STORES INC DE... COM            31410H101 108,025.00  2,500,000    SOLE                    X
FOMENTO ECONOMICO MEXICANO S... SPON ADR UNITS 344419106  59,026.77    608,900    SOLE                    X
GRUPO TELEVISA SA DE CV........ SP ADR REP ORD 40049J206  83,092.58  3,908,400    SOLE                    X
HANSEN NAT CORP................ COM            411310105  22,736.00    700,000    SOLE                    X
HILTON HOTELS CORP............. COM            432848109  14,852.41    533,300    SOLE                    X
HIMAX TECHNOLOGIES INC......... SPONSORED ADR  43289P106  12,750.83  2,233,070    SOLE                    X
IAC INTERACTIVECORP............ COM NEW        44919P300      35.00      1,217    SOLE                    X
INVERNESS MED INNOVATIONS IN... COM            46126P106  22,246.40    800,000    SOLE                    X
LEAP WIRELESS INTL INC......... COM NEW        521863308  32,153.72    663,100    SOLE                    X
MBIA INC....................... COM            55262C100 184,320.00  3,000,000    SOLE                    X
MCAFEE INC..................... COM            579064106  64,696.36  2,644,986    SOLE                    X
MCGRAW HILL COS INC............ COM            580645109  71,742.49  1,236,300    SOLE                    X
MEDICINES CO................... COM            584688105  32,367.94  1,434,749    SOLE                    X
MERCURY INTERACTIVE CORP....... COM            589405109 129,001.39  2,503,423    SOLE                    X
METASOLV INC................... COM            59139P104  12,592.05  4,156,067    SOLE                    X
MGI PHARMA INC................. COM            552880106  97,683.96  5,676,000    SOLE                    X
MINDSPEED TECHNOLOGIES INC..... COM            602682106   8,921.26  5,156,800    SOLE                    X
MITTAL STEEL CO NV............. NY REG SH CL A 60684P101  26,242.60    755,400    SOLE                    X
NET 1 UEPS TECHNOLOGIES INC.... COM NEW        64107N206  61,751.49  2,701,290    SOLE                    X
NEWS CORP...................... CL A           65248E104 106,678.28  5,428,920    SOLE                    X
NUTRI SYS INC NEW.............. COM            67069D108  80,977.00  1,300,000    SOLE                    X

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                     Brookside Capital Partners Fund, L.P.
                   Form 13F Information Table as of 09/30/06

                                                           Market
                                                         Value Long   PRN     Invesment   Other   Voting Authority
Description                     Title of Class   Cusip     x1000     Amount   Discretion Managers       Sole
-----------                     -------------- --------- ---------- --------- ---------- -------- ----------------
OMNICARE INC................... COM            681904108  28,073.14   651,500    SOLE                    X
OMNITURE INC................... COM            68212S109   3,156.00   400,000    SOLE                    X
PETSMART INC................... COM            716768106  51,219.39 1,845,079    SOLE                    X
PHELPS DODGE CORP.............. COM            717265102  64,058.61   756,300    SOLE                    X
PSIVIDA LTD.................... SPONSORED ADR  74439M107   2,106.13   877,553    SOLE                    X
QUANTUM CORP................... COM DSSG       747906204   7,113.34 3,263,000    SOLE                    X
RED HAT INC.................... COM            756577102  37,567.41 1,782,135    SOLE                    X
SECURITY CAPITAL ASSURANCE..... COM            G8018D107   5,630.65   235,100    SOLE                    X
SINA CORP...................... ORD            G81477104  52,010.65 2,068,018    SOLE                    X
SIRF TECHNOLOGY HLDGS INC...... COM            82967H101   2,952.98   123,092    SOLE                    X
STAPLES INC.................... COM            855030102 122,028.40 5,015,553    SOLE                    X
STEEL DYNAMICS INC............. COM            858119100   5,241.76   103,900    SOLE                    X
TEKELEC........................ COM            879101103  80,151.57 6,184,535    SOLE                    X
TORO CO........................ COM            891092108  17,762.00   421,200    SOLE                    X
VERTEX PHARMACEUTICALS INC..... COM            92532F100  38,266.78 1,137,200    SOLE                    X
VONAGE HLDGS CORP.............. COM            92886T201  37,094.54 5,391,648    SOLE                    X
WARNER MUSIC GROUP CORP........ COM            934550104  42,922.36 1,654,041    SOLE                    X
WCI CMNTYS INC................. COM            92923C104   6,104.00   350,000    SOLE                    X
WEBSIDESTORY INC............... COM            947685103   2,328.46   176,265    SOLE                    X
XM SATELLITE RADIO HLDGS INC... CL A           983759101  34,793.88 2,697,200    SOLE                    X
YAHOO INC...................... COM            984332106 144,621.82 5,720,800    SOLE                    X